Significant Accounting Policies - Additional Information (Detail) $ in Thousands	12 Months Ended
	Dec. 31, 2019 CNY (¥) Installment Segment	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2019 USD ($)	Mar. 31, 2019	Apr. 30, 2018
Significant Accounting Policies [Line Items]
Foreign currency exchange buying rate	6.9618			6.9618
Operating lease,right of use asset	¥ 19,762,000			$ 2,839
Operating lease, liability	¥ 20,384,000
Number of installment payments from customer | Installment	2
Percentage of estimated profit margin based on consideration of specific and relevant market factors	5.00%
Expected sales return	¥ 12,037,000	¥ 846,000
Expected return asset	572,000	687,000
Refund liability	¥ 13,602,000	981,000
Value added tax rate	13.00%			13.00%	16.00%	17.00%
Accounts and notes receivable from key customers	¥ 1,026,142,000	372,702,000	¥ 253,896,000
Recognized impairments, net of recoveries, for accounts receivable from customers	2,006,000	0	0
Deferred revenue	7,790,000	1,276,000	146,000
Advertising and market promotion expenses	106,540,000	130,796,000	39,638,000
Shipping expenses	245,329,000	140,456,000	20,044,000
Subsidy income	35,988,000	1,440,000	1,278,000
Uncertain tax positions, interest and penalties recognized	0	0	0
Statutory reserve funds	¥ 1,047,000	0	6,250,000
Number of operating segment | Segment	1
Additional Paid-in Capital
Significant Accounting Policies [Line Items]
Accumulated statutory reserve funds	¥ 7,297,000	6,250,000
P R C Contribution Plan
Significant Accounting Policies [Line Items]
Employee benefit expenses	23,465,000	18,889,000	8,016,000
Installation Services [Member]
Significant Accounting Policies [Line Items]
Deferred revenue	7,790,000
Revenue recognized amount	¥ 1,276,000	¥ 146,000	¥ 29,000
Xiaomi Inc
Significant Accounting Policies [Line Items]
Percentage of second installment payment arrangement to total revenue	5.90%	9.00%	15.00%
Accounting Standards Update 2016-02
Significant Accounting Policies [Line Items]
Operating lease,right of use asset		¥ 9,274,000
Operating lease, liability		¥ 9,168,000